Transfers Of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2022
Securitization Programs [Member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition
The following table summarizes the securitized ass
e
t types that did not qualify for derecognition, along with their associated securitization liabilities as at October 31, 2022 and October 31, 2021.

Financial Assets Not Qualifying for Derecognition Treatment as Part of the Bank’s Securitization Programs
(millions of Canadian dollars)	As at
	October 31, 2022		October 31, 2021

	Fair value	Carrying amount	Fair value	Carrying amount
Nature of transaction
Securitization of residential mortgage loans	$22,043	$22,684	$24,428	$24,367
Other financial assets transferred related to securitization 1	5,199	5,285	4,209	4,207

Total	27,242	27,969	28,637	28,574
Associated liabilities 2	$26,978	$27,684	$28,707	$28,767

1
Includes asset-backed securities, asset-backed commercial paper (ABCP), cash, repurchase agreements, and Government of Canada securities used to fulfil funding requirements of the Bank’s securitization structures after the initial securitization of mortgage loans.

2
Includes securitization liabilities carried at amortized cost of $
15 billion as at October 31, 2022 (October 31, 2021 – $15
billion), and securitization liabilities carried at fair value of $
13 billion as at October 31, 2022 (October 31, 2021 – $14 billion).

Other Financial Asset [Member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Financial Assets Not Qualifying for Derecognition
The following table summarizes the carrying amount of financial assets and the associated transactions that did not qualify for derecognition, as well as their associated financial liabilities as at October 31, 2022 and October 31, 2021.

Other Financial Assets Not Qualifying for Derecognition
(millions of Canadian dollars)	As at

	October 31 2022	October 31 2021
Carrying amount of assets
Nature of transaction
Repurchase agreements 1,2	$26,104	$20,849
Securities lending agreements	45,667	44,234

Total	71,771	65,083
Carrying amount of associated liabilities 2	$26,609	$20,871

1	Includes $3.5 billion, as at October 31, 2022 (October 31, 2021 – $2.0 billion) of assets related to repurchase agreements or swaps that are collateralized by physical precious metals.
2	Associated liabilities are all related to repurchase agreements.